Income taxes	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Income taxes [Text Block]
14.	Income taxes:

The provision for income taxes differs from the amount that would have been expected by applying the combined federal and provincial tax rates to the loss for the year. This difference results from the following items:

	2017	2016	2015
Loss before tax	$(9,923,195)	$(539,569)	$(462,647)
Combined tax rate	27.0%	27.0%	25.0%
Expected income tax reduction	$(2,679,263)	$(145,684)	$(115,662)
Increase (decrease) resulting from:
Effect of foreign tax rates	(10,788)	(9,496)	(13,141)
Change in unrecognized deferred tax assets	2,688,768	155,249	127,787
Non-deductible and other	3,425	3,300	6,062
Income tax expense	2,142	3,369	5,046

The components of the recognized deferred income tax asset (liability) are as follows:

As at December 31	2017	2016	2015

Property, plant and equipment / exploration and evaluation assets - Canada	$(188,047)	$(188,047)	$(202,238)
Non-capital losses – Canada	188,047	188,047	202,238
Property, plant and equipment / exploration and evaluation assets – Canada	-	(142,803)	(142,803)
Decommissioning obligations – Australia	-	109,955	142,803
Non-capital losses – Australia	-	32,848	-

Deferred tax asset (liability)	$-	$-	$-

Deferred tax assets have not been recognized in respect of the following temporary differences:

As at December 31	2017	2016	2015
Canada:
Share issue costs	$-	$-	$58,010
Non-capital losses (expire 2024 to 2034)	4,854,066	4,759,377	4,486,366

	$4,854,066	$4,759,377	$4,544,376

As at December 31	2017	2016	2015
Australia:
Decommissioning obligations	$-	$-	$28,683
Non-capital losses	1,784,074	1,316,752	1,112,794

	$1,784,074	$1,316,752	$1,141,477

Deferred tax assets have not been recognized in respect of these items because it is not probable that future tax profit will be available against which the Company can utilize the benefits.